Inventories (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of inventories, net of provision for excess and obsolete inventories

	June 30,	December 31,
	2021	2020

	(in US$’000)
Raw materials	8,202	4,502
Finished goods	17,303	15,264
	25,505	19,766